Supplementary Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Aggregate Fair Value and Unrealized Holding Gains and Losses by Major Security Type

The amortized cost basis, aggregate fair value and unrealized holding gains and losses by major security type were as follows:

	December 31,				December 31,
	2013				2012
	Amortized cost	Aggregate fair value (1)	Unrealized Gains (1)	Unrealized losses	Amortized cost	Aggregate fair value (1)	Unrealized Gains (1)	Unrealized losses
	$ in thousands
Government and corporate debentures:
Classified as short term	5,265	5,279	27	(13)	2,238	2,221		(17)
Classified as long term *	13,106	12,949	24	(181)	12,788	12,831	97	(54)

	18,371	18,228	51	(194)	15,026	15,052	97	(71)

* Matured in less than 5 years

(1)	Marketable securities are valued based on quoted market prices in active markets (level 1). Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Balance and Changes in Allowance
(i)	Trade accounts receivable are presented net of an allowance for doubtful accounts, the balance and the changes in the allowance are comprised as follows:

	Year ended December 31
	2013	2012	2011
	$ in thousands
Balance at beginning of year	4,565	4,330	7,545
Increase (decrease) during the year	(93)	1,849	(1,265)
Bad debt written off	(598)	(1,614)	(1,950)

Balance at end of year	3,874	4,565	4,330

Other Accounts Receivable
	December 31
	2013	2012
	$ in thousands
(ii) Other:
Employees	1,360	1,360
Prepaid expenses	14,122	12,832
Deposits in respect of rent and other	3,221	4,042
Israeli Government departments and agencies (mainly value added tax refundable	5,591	1,717
Advance payments to suppliers	5,299	1,725
Derivative assets	1,319	2,338
Sundry	634	5,822

	31,546	29,836

Accounts Payable and Accruals Other
d.	Accounts payable and accruals - other

	December 31
	2013	2012
	$ in thousands
Employees and employee institutions	23,812	15,078
Government departments and agencies	9,903	7,238
Provision for restructuring		1,396
Derivative liabilities	131	573
Accrued expenses	18,942	22,337	*
Sundry	2,694	2,262

	55,482	48,884

*	Includes a provision of $3,273,000 for non cancelable commitments included in the write- down of inventories of $14,255,000.

Schedule of Deferred Revenue
e.	Deferred income

	December 31
	2013	2012
	$ in thousands
Deferred income relating to warranty commitments(*)	21,408	15,588
Deferred income	3,446	1,800

	24,854	17,388

*	The changes in deferred revenues relating to warranty commitments:

Changes in Deferred Revenues

	Year ended December 31
	2013	2012
	$ in thousands
Balance at beginning of year	15,588	24,110
Revenue recognized during the year	(21,173)	(29,608)
Deferred revenue relating to new sales	26,993	21,086

Balance at end of year	21,408	15,588

Accumulated Other Comprehensive Income (Loss)
f.	Accumulated other comprehensive income (loss)

	December 31
	2013	2012	2011
	$ in thousands
Accumulated gain (loss) in respect of derivative instruments designated for cash flows hedge, net of tax	409	628	(600)
Accumulated currency translation adjustment			(860)

	409	628	(1,460)